Value Line Mid Cap Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (97.8%)
	CONSUMER DISCRETIONARY (5.6%)
	DISTRIBUTION & WHOLESALE (3.5%)
62,700	Pool Corp.	$12,337,479
	ENTERTAINMENT (2.1%)
72,195	Churchill Downs, Inc.	7,432,475
		19,769,954
	CONSUMER STAPLES (6.0%)
	FOOD (2.0%)
59,800	J&J Snack Foods Corp.	7,235,800
	HOUSEHOLD PRODUCTS (4.0%)
218,600	Church & Dwight Co., Inc.	14,029,748
		21,265,548
	FINANCIALS (9.5%)
	INSURANCE (9.5%)
154,992	American Financial Group, Inc.	10,861,839
409,400	Arch Capital Group, Ltd. *	11,651,524
214,192	Berkley (W.R.) Corp.	11,174,397
		33,687,760
	HEALTHCARE (11.3%)
	ELECTRONICS (4.1%)
20,800	Mettler-Toledo International, Inc. *	14,362,608
	HEALTHCARE PRODUCTS (2.6%)
17,200	Cooper Cos., Inc. (The)	4,741,524
18,900	IDEXX Laboratories, Inc. *	4,578,336
		9,319,860
	HEALTHCARE SERVICES (4.6%)
37,700	Chemed Corp.	16,331,640
		40,014,108
	INDUSTRIALS (28.6%)
	AEROSPACE & DEFENSE (12.5%)
187,683	HEICO Corp.	14,003,029
71,500	Teledyne Technologies, Inc. *	21,254,805
28,400	TransDigm Group, Inc.	9,093,396
		44,351,230
	BUILDING MATERIALS (3.2%)
61,800	Lennox International, Inc.	11,234,622
	COMMERCIAL SERVICES (2.1%)
206,700	Rollins, Inc. (1)	7,470,138
	ELECTRICAL EQUIPMENT (0.6%)
30,950	AMETEK, Inc.	2,229,019
	ELECTRONICS (1.9%)
21,400	Roper Technologies, Inc.	6,672,734
	ENGINEERING & CONSTRUCTION (2.3%)
114,600	Exponent, Inc.	8,240,886
	ENVIRONMENTAL CONTROL (2.5%)
115,750	Waste Connections, Inc.	8,970,625
	HOUSEWARES (1.6%)
88,300	Toro Co. (The)	5,747,447
	MISCELLANEOUS MANUFACTURERS (1.9%)
53,800	Carlisle Companies, Inc.	6,740,064
		101,656,765
	INFORMATION TECHNOLOGY (27.8%)
	COMMERCIAL SERVICES (2.1%)
72,800	Gartner, Inc. *	7,248,696
	COMPUTERS (1.9%)
125,500	CGI, Inc. *	6,828,455
	SOFTWARE (23.8%)
92,900	ANSYS, Inc. *	21,596,463
163,200	Cadence Design Systems, Inc. *	10,777,728
41,700	Fair Isaac Corp. *	12,830,673
35,800	Fiserv, Inc. *	3,400,642
125,308	Jack Henry & Associates, Inc.	19,452,814
88,700	Open Text Corp.	3,097,404
45,300	Tyler Technologies, Inc. *	13,434,168
		84,589,892
	MATERIALS (6.1%)
	MISCELLANEOUS MANUFACTURERS (2.8%)
100,700	AptarGroup, Inc.	10,023,678
	PACKAGING & CONTAINERS (3.3%)
179,800	Ball Corp.	11,625,868
		21,649,546
	REAL ESTATE (2.9%)
183,300	Equity Lifestyle Properties, Inc. REIT	10,536,084
TOTAL COMMON STOCKS (Cost $310,468,559) (97.8%)		347,246,808

SHORT-TERM INVESTMENTS (1.6%)

	MONEY MARKET FUNDS (1.6%)
479	State Street Institutional Liquid Reserves Fund, Premier Class, 0.812% (2)	479
5,634,732	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.321% (2)	5,634,732

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March 31, 2020

Shares		Value
301,901	State Street Navigator Securities Lending Government Money Market Portfolio (3)	$301,901
		5,937,112
TOTAL SHORT-TERM INVESTMENTS (Cost $5,936,633) (1.6%)		5,937,112
TOTAL INVESTMENT SECURITIES (99.4%) (Cost $316,405,192)		$353,183,920
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)		1,957,245
NET ASSETS (4) (100%)		$355,141,165

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2020, the market value of the securities on loan was $3,435,179.
(2)	Rate reflects 7 day yield as of March 31, 2020.
(3)	Securities with an aggregate market value of $3,435,179 were out on loan in exchange for collateral including $301,901 of cash collateral as of March 31, 2020. The collateral was invested in a cash collateral reinvestment vehicle.
(4)	For federal income tax purposes, the aggregate cost was $316,405,192, aggregate gross unrealized appreciation was $59,267,058, aggregate gross unrealized depreciation was $22,488,330 and the net unrealized appreciation was $36,778,728.
REIT	Real Estate Investment Trust.

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The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$347,246,808	$—	$—	$347,246,808
Short-Term Investments	5,937,112	—	—	5,937,112
Total Investments in Securities	$353,183,920	$—	$—	$353,183,920

* See Schedule of Investments for further classification.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

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